Guggenheim Floating Rate Strategies Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Floating Rate Strategies Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 403
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,667
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,213
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,088
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,440